Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Income Taxes [line items]
Current tax expense	$ (1,704)	$ (1,388)
Deferred tax (expense)/income	459	157
Total tax expense	$ (1,244)	$ (1,231)	[1]

[1]	Amended to conform to 2022 presentation.